Segment Financial Data	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Financial Data
SEGMENT FINANCIAL DATA
Our operations for the periods presented herein are classified into four principal segments. The segments are generally determined based on the management structure of the businesses and the grouping of similar operating companies, where each management organization has general operating autonomy over diversified products and services.
As discussed in Note 3, on November 6, 2015, we completed the sale of Sikorsky to Lockheed Martin Corp. The tables below exclude amounts attributable to Sikorsky, which have been reclassified to Discontinued Operations in the accompanying Consolidated Statement of Operations and to Assets held for sale in the accompanying Consolidated Balance Sheet for all periods presented.
Otis products include elevators, escalators, moving walkways and service sold to customers in the commercial and residential property industries around the world.
UTC Climate, Controls & Security products and related services include HVAC and refrigeration systems, building controls and automation, fire and special hazard suppression systems and equipment, security monitoring and rapid response systems, provided to a diversified international customer base principally in the industrial, commercial and residential property and commercial transportation sectors.
Pratt & Whitney products include commercial, military, business jet and general aviation aircraft engines, parts and services, industrial gas generators, sold to a diversified customer base, including international and domestic commercial airlines and aircraft leasing companies, aircraft manufacturers, and U.S. and foreign governments. Pratt & Whitney also provides product support and a full range of overhaul, repair and fleet management services.
UTC Aerospace Systems provides aerospace products and aftermarket services for commercial, military, business jet and general aviation customers worldwide. Products include electric power generation, power management and distribution systems, air data and flight sensing and management systems, engine control systems, electric systems, intelligence, surveillance and reconnaissance systems, engine components, environmental control systems, fire and ice detection and protection systems, propeller systems, aircraft aerostructures including engine nacelles, thrust reversers, and mounting pylons, interior and exterior aircraft lighting, aircraft seating and cargo systems, actuation systems, landing systems, including landing gears, wheels and brakes, and space products and subsystems. Aftermarket services include spare parts, overhaul and repair, engineering and technical support and fleet management solutions.
We have reported our financial and operational results for the periods presented herein under the four principal segments noted above, consistent with how we have reviewed our business operations for decision-making purposes, resource allocation and performance assessment during 2015.
Segment Information. Total sales by segment include intersegment sales, which are generally made at prices approximating those that the selling entity is able to obtain on external sales. Segment information for the years ended December 31 is as follows:

	Net Sales			Operating Profits
(dollars in millions)	2015	2014	2013	2015	2014	2013
Otis	$11,980	$12,982	$12,484	$2,338	$2,640	$2,590
UTC Climate, Controls & Security	16,707	16,823	16,809	2,936	2,782	2,590
Pratt & Whitney	14,082	14,508	14,501	861	2,000	1,876
UTC Aerospace Systems	14,094	14,215	13,347	1,888	2,355	2,018
Total segment	56,863	58,528	57,141	8,023	9,777	9,074
Eliminations and other	(765)	(628)	(541)	(268)	304	(44)
General corporate expenses	—	—	—	(464)	(488)	(481)
Consolidated	$56,098	$57,900	$56,600	$7,291	$9,593	$8,549

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013
Otis	$8,846	$9,313	$9,354	$83	$87	$122	$176	$209	$209
UTC Climate, Controls & Security	21,287	21,217	21,543	261	228	266	337	349	380
Pratt & Whitney	20,336	18,143	17,062	692	692	617	476	390	319
UTC Aerospace Systems	34,736	35,034	35,461	537	533	510	796	807	761
Total segment	85,205	83,707	83,420	1,573	1,540	1,515	1,785	1,755	1,669
Eliminations and other	2,279	2,631	1,609	79	54	54	78	65	66
Consolidated	$87,484	$86,338	$85,029	$1,652	$1,594	$1,569	$1,863	$1,820	$1,735

Geographic External Sales and Operating Profit. Geographic external sales and operating profits are attributed to the geographic regions based on their location of origin. U.S. external sales include export sales to commercial customers outside the U.S. and sales to the U.S. Government, commercial and affiliated customers, which are known to be for resale to customers outside the U.S. Long-lived assets are net fixed assets attributed to the specific geographic regions.

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013
United States Operations	$30,989	$30,814	$29,901	$4,391	$5,067	$4,272	$4,517	$4,211	$3,918
International Operations
Europe	10,945	12,587	12,589	1,882	2,238	2,333	1,525	1,577	1,715
Asia Pacific	8,425	8,746	8,626	1,641	1,712	1,770	994	995	939
Other	5,584	5,511	5,269	109	760	699	1,273	1,379	1,199
Eliminations and other	155	242	215	(732)	(184)	(525)	423	430	427
Consolidated	$56,098	$57,900	$56,600	$7,291	$9,593	$8,549	$8,732	$8,592	$8,198

Sales from U.S. operations include export sales as follows:

(dollars in millions)	2015	2014	2013
Europe	$4,366	$4,137	$3,931
Asia Pacific	2,902	3,469	3,963
Other	2,473	2,670	2,565
	$9,741	$10,276	$10,459

Major Customers. Net Sales include sales under prime contracts and subcontracts to the U.S. Government, primarily related to Pratt & Whitney and UTC Aerospace Systems products, as follows:

(dollars in millions)	2015	2014	2013
Pratt & Whitney	$2,945	$3,126	$3,559
UTC Aerospace Systems	2,409	2,459	2,530
Other	276	294	253
	$5,630	$5,879	$6,342

Net sales by Sikorsky under prime contracts and subcontracts to the U.S. Government of approximately $3.1 billion, $3.8 billion and $3.6 billion have been reclassified to Discontinued Operations in our Consolidated Statement of Operations for the years ended December 31, 2015, 2014 and 2013, respectively.
Net sales to Airbus, primarily related to Pratt & Whitney and UTC Aerospace Systems products, were approximately $7,624 million, $7,757 million and $6,171 million for the years ended December 31, 2015, 2014 and 2013, respectively.